Exhibit 99.7 Schedule 2

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
B1LastName	0	49	0%
BusinessPurposeFlag	0	11	0%
PropertyType	1	16	6.25%
OriginatorDocType	0	2	0%
PropertyCity	0	47	0%
PropertyAddress	0	45	0%
InterestRate	0	46	0%
CurrentInterestRate	0	11	0%
PropertyZipCode	0	47	0%
DSCR	1	13	7.69%
LoanPurpose	0	16	0%
CLTV	4	16	25%
PrepaymentPenaltyFlag	0	4	0%
B1FirstName	0	44	0%
OriginatorDTI	0	10	0%
B1SelfEmploymentFlag	0	10	0%
InterestOnlyFlag	0	42	0%
FirstPaymentDate	0	44	0%
LienPosition	0	14	0%
BaseLoanAmount	0	11	0%
CurrentUnpaidBalance	0	11	0%
InitialMonthlyPIOrIOPayment	0	44	0%
PropertyState	0	48	0%
MortgageOriginationChannel	0	11	0%
MaturityDate	0	44	0%
FinalReviewedQMStatus	0	11	0%
NumberofUnits	0	3	0%
LoanAmount	0	5	0%
HCLTV	0	3	0%
SalesPrice	0	3	0%
ULI	0	3	0%
PropertyCounty	0	1	0%
LoanProgram	0	37	0%
HigherPricedMortgageLoanHPMLFlag	0	3	0%
Term	0	5	0%
EscrowFlag	0	3	0%
B2LastName	0	3	0%
QualifyingFICO	0	2	0%
MINNo	0	33	0%
VestedBusinessEntityName	0	8	0%
BusinessEntityEIN	0	7	0%
Occupancy	0	1	0%
OriginatorDSCR	0	8	0%